Notes to the Balance Sheet - Summary of Royalty Pharma - Financial Liability (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jul. 15, 2021 EUR (€)	Jul. 15, 2021 USD ($)	Apr. 01, 2021 EUR (€)
Financial Liabilities Royalty Pharma [Line Items]
Financial Liabilities from Future Payments to Royalty Pharma, long and short-term	€ 1,256,176,000		€ 1,500,474,000	€ 1,256,176,000
Revenues			278,267,003	179,611,844	€ 327,698,465
Royalty Pharma
Financial Liabilities Royalty Pharma [Line Items]
Financial Liabilities from Future Payments to Royalty Pharma, long and short-term	1,193,557,000		1,141,884,000	1,193,557,000	€ 0
Additional liabilities			0	1,147,520,000
Amortization from Effective Interest Method			66,672,000	27,849,000
Changes from Adjustments to Planning Assumptions			(28,285,000)	(64,846,000)
Transfer of Assigned License Revenues to Royalty Pharma			(96,897,000)	(51,890,000)
Gains (losses) on exchange differences on translation of foreign operations, net of tax			€ 6,837,000	€ 5,232,000
Revenues	€ 25.4	$ 30.0
Additional Payments								€ 42.3
Contingent Purchase Price						€ 106.7	$ 100.0	€ 50.0